Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable [Abstract]
Accounts receivable

	December 31, 2020					December 31, 2019
	Visa	Master	Hipercard	Elo	Total	Visa	Master	Hipercard	Elo	Total

Legal obligors
Itaú	774,445	2,100,129	627,463	—	3,502,037	727,224	2,217,111	593,858	—	3,538,193
Santander	448,592	2,043,676	—	—	2,492,268	283,348	986,777	—	—	1,270,125
Bradesco	1,759,911	294,631	—	409,384	2,463,926	987,984	163,725	—	242,862	1,394,571
Banco do Brasil	988,772	251,808	—	250,849	1,491,429	765,341	140,774	—	152,327	1,058,442
Nubank	—	1,421,074	—	—	1,421,074	—	594,529	—		594,529
Banco Carrefour	107,927	543,513	—	—	651,440	59,681	254,061	—		313,742
CEF	158,879	238,196	—	223,354	620,429	145,400	154,473	—	122,324	422,197
Porto Seguro	407,688	87,882	—	—	495,570	174,797	39,543	—		214,340
Other (iv)	702,021	1,213,335	—	98,074	2,013,430	388,746	650,854	—	73,677	1,113,276
Total card issuers (i)	5,348,235	8,194,244	627,463	981,661	15,151,603	3,532,521	5,201,847	593,858	591,190	9,919,416

Cielo—Elo	—	—	—	—	209,318	—	—	—	—	153,348
Getnet	—	—	—	—	56,799	—	—	—		—
Other acquirers	—	—	—	—	29,031	—	—	—	—	6,662

Total acquirers (ii)	—	—	—	—	295,148	—	—	—	—	160,010
Other current	—	—	—	—	596,220	—	—	—	—	397,753
Other non-current	—	—	—	—	33,570	—	—	—	—	29,943

Total other (iii)	—	—	—	—	629,790	—	—	—	—	427,696

Total accounts receivable	5,348,235	8,194,244	627,463	981,661	16,076,540	3,532,521	5,201,847	593,858	591,190	10,507,122

(i)
Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard or Elo. However, PagSeguro Brazil's contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Elo or Hipercard, as applicable, in the event that the legal obligors do not make payment.

(ii)	Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil.
(iii)	Other accounts receivable: Mainly related to loans and credit card receivables with our customers, this amount is presented net of the expected credit losses.
(iv)	Refers to other pulverized receivables from legal obligors.

The maturity analysis of accounts receivable
The maturity analysis of accounts receivable is as follows:

	2019	2018

Due within 30 days	6,951,315	4,901,532
Due within 31 to 120 days	6,129,039	3,924,348
Due within 121 to 180 days	1,509,449	869,207
Due within 181 to 360 days	1,453,167	782,092
Due after 360 days	33,570	29,943
	16,076,540	10,507,122